Taxes	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
TAXES

NOTE 14 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Universe INC is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Universe HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Universe HK did not generate any assessable profits derived from Hong Kong sources for the years ended September 30, 2025, 2024 and 2023, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019, November 2022 and November 2025, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for three years, respectively, through November 2028. Universe Trade, another operating subsidiary of the Company in the PRC, was approved as a HNTE and was entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years through December 2023. Universe Trade did not successfully renew its HNTE status at the end of December 2023 and, therefore, has been subject to the standard PRC enterprise income tax rate of 25% starting from January 2024. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2025, 2024 and 2023 were reported at a blended reduced rate as a result of certain of the PRC subsidiaries of the Company’s being approved as a HNTE and enjoying a 15% reduced income tax rate. Although Jiangxi Universe was approved as a HNTE and enjoying a 15% reduced income tax rate, it incurred operating loss for the year ended September 30, 2024, and its operating income for the year ended September 30, 2025 offset its operating loss from previous years, therefore there is no impact of the tax holidays on PRC corporate income taxes for the years ended September 30, 2025 and 2024. The impact of the tax holidays noted above decreased PRC corporate income taxes by $309,840 for the year ended September 30, 2023. The benefit of the tax holidays on net income per share (basic and diluted) was $0.09 for the year ended September 30, 2023.

The components of the income tax expense (benefit) are as follows:

	For the Years Ended September 30,
	2025	2024	2023
Current tax expense:
Cayman	$-	$-	$-
Hong Kong	-	-	-
PRC	-	-	685,937
Sub-total	-	-	685,937
Deferred tax expense (benefit):
Cayman	-	-	-
Hong Kong	-	-	-
PRC	-	606,704	1,567,656
Sub-total	-	606,704	1,567,656
Total income tax expense	$-	$606,704	$2,253,593

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
	2025	2024	2023
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	0.7%	(5.9)%	(8.2)%
Permanent difference	12.7%	-%	(0.1)%
Change in allowance for credit loss	(2.8)%	-%	-%
Non-PRC entities not subject to PRC income tax	(14.4)%	(2.7)%	(4.4)%
Tax effect of unrecognized deferred tax assets	(21.2)%	-%	-%
Change in valuation allowance	-%	(23.9)%	(64.4)%
Effective tax rate	-%	(7.5)%	(52.1)%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of September 30, 2025, all of the Company’s tax returns of its PRC subsidiaries remain open for statutory examination by PRC tax authorities.

The significant components of the deferred tax assets are summarized below:

	As of September 30,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$2,167,162	$2,198,476
Total deferred tax assets	2,167,162	2,198,476
Valuation allowance	(2,167,162)	(2,198,476)
Deferred tax assets, net of valuation allowance	$-	$-

Changes in valuation allowance are as follows:

	As of September 30,
	2025	2024
Beginning balance	$2,198,476	$1,515,508
Additions	-	606,704
Foreign currency translation adjustments	(27,664)	76,264
Ending balance	$2,167,162	$2,198,476

As of September 30, 2025, the Company had net operating loss carryforwards of approximately $32,278,473, which arose from the Company’s subsidiaries in PRC. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. Jiangxi Universe and Universe Trade incurred net loss during the years ended September 30, 2024 and 2023, the Company determined that its deferred tax assets might not be realized, and recognized valuation allowance for all deferred tax assets as of September 30, 2025 and 2024.

As of September 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Years ending September 30,	Amount

2026	$4,769,719
2027	14,305,789
2028	3,525,700
2029	7,287,564
2030	2,389,702
Total	$32,278,474

(b) Taxes payable

Taxes payable consist of the following:

	As of September 30,
	2025	2024
Value added tax payable	$586,051	$873,750
Other taxes payable	54,729	147,431
Total taxes payable	$640,780	$1,021,181

Other taxes payable includes, among other things, consumption tax payable, city maintenance and construction tax payable, urban land utilization tax payable, building tax payable, stamp tax payable, and withheld individual income tax.